INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Jun. 30, 2019
INVESTMENT IN UNCONSOLIDATED ENTITY
INVESTMENT IN UNCONSOLIDATED ENTITY

NOTE 12 – INVESTMENT IN UNCONSOLIDATED ENTITY

Investment in unconsolidated entity consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥4,037,736	¥35,116,707	$5,113,984
Impairment for long-term investment	(4,037,736)	(4,037,736)	(588,008)
Total	¥—	¥31,078,971	$4,525,976

On December 15, 2017, the Company signed a subscription agreement with Future Gas Station (Beijing) Technology, Ltd (“FGS”). Established in January 2016, FGS is a service company focusing on providing new technical applications and data operations to gas stations of oil companies such as PetroChina Co., Ltd. With its DT Refuel mobile application, FGS provides solutions to gas stations to improve their operations and their customers’ experience. Pursuant to the subscription agreement, Recon held 8% equity interest of FGS. As of June 30, 2018, Recon had invested ¥4,037,736 in FGS as terms and conditions are achieved based on mutually-agreed payment schedule. Based on the financial results of FGS for the year ended June 30, 2018, FGS was in the loss position and had accumulated deficit in equity. Based on the management’s assessment, the Company did not expect to recover the investment in the near future. Therefore, the Company considered that there was other than temporary impairment and recorded a full impairment of the investment. As a result, the Company recorded ¥4,037,736 impairment loss during the year ended June 30, 2018.

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with FGS and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 2,435,284 restricted ordinary shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 2,435,284 Restricted Shares in total to the other shareholders of FGS in August 2018.

As of June 30, 2019, the Company has the investment amount of ¥35,116,707 ($5,113,984) in FGS, of which RMB 8.0 million was paid in cash, and owns 43% of the equity interests of FGS. The investments are accounted for using the equity method because the Company has significant influence, but no control of FGS. The Company recorded loss of ¥959,905 ($139,789) for the year ended June 30, 2019 from the investment, which was included in "Loss from investment in unconsolidated entity" in the consolidated statements of operations and comprehensive loss. As of the date of this report, the Company is still obliged to pay RMB 6.4 million to FGS.